Financial Statement Details - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 114,403	$ 111,634
Less: accumulated depreciation	(41,862)	(28,165)
Property, plant and equipment, net	72,541	83,469
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	52,251	51,314
Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	34,738	32,885
Buildings
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	22,690	22,872
Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	2,376	2,282
Furniture And Fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,015	948
Construction in progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,333	$ 1,333